Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 5,000,000,000 shares of common stock with a par value of $0.01 per share.

Pursuant to the service agreement dated July 21, 2020, the Company issued 75,000 common shares (given effect of the Reverse Stock Split) to Tony Wayne Network Technology Co., Limited as compensation of a Hong Kong and China based consulting program. The stock-based compensation of $1,005,000 was recognized as part of the “professional fees” in the Company’s consolidated statement of operations and comprehensive loss.

On February 22, 2021, the Company entered into a Securities Purchase Agreement with certain institutional investors in connection with a registered direct offering of 430,000 (given effect of the Reverse Stock Split) of the Company’s common shares, at a purchase price of $37.0 per share (given effect of the Reverse Stock Split). The Company sold the common shares for aggregate gross proceeds of $15,910,000. The net proceeds from the transactions were $14,637,200, after deducting certain fees due to the placement agent and the Company’s transaction expenses and will be used for working capital and general corporate purposes.

Pursuant to the service agreement dated September 25, 2021, the Company issued 42,620 (given effect of the Reverse Stock Split) shares to Fortune Fintech Limited (“Fortune”) on December 28, 2021, as compensation of an investor relationship consulting program. The fair value of the shares on the grant date was $319,820.

On December 20, 2021, the Company entered into a Securities Purchase Agreement with a single investor pursuant to which the investor will make a $2,000,000 investment in the Company in a Regulation S private placement. Under the terms of the Purchase Agreement, the investor will purchase 500,000 common shares (given effect of the Reverse Stock Split) of the Company at a purchase price of $4.0 per share (given effect of the Reverse Stock Split). The gross proceeds of the transaction were $2.0 million before deducting fees and other expenses.

Pursuant to the restricted stock award agreement dated December 17, 2021, the board issued 53,130 shares (given effect of the Reverse Stock Split) to employees as 2020 awards on December 31, 2021. The fair value of the shares on the grant date was $475,514.

Pursuant to the restricted stock award agreement dated December 24, 2021, the board issued 29,250 shares (given effect of the Reverse Stock Split) to former employees on December 31, 2021. The fair value of the shares on the grant date was $229,028.

Effective on July 13, 2022, the Company has approved a reverse stock split of the Company’s authorized and issued and outstanding shares of common stock, par value $0.001 per share, at a ratio of 10-for-1 (the “Reverse Stock Split”). As a result of the Reverse Stock Split, the Company’s authorized shares of common stock reduced from 500,000,000 shares to 50,000,000 shares, and the par value per share was increased from $0.001 to $0.01. All share and per share amount in the accompanying financial statement for the prior periods have been retroactively adjusted to reflect the Reverse Stock Split.

On August 12, 2022, the Company entered into a common stock purchase agreement with VG Master Fund SPC (“Investor”). Under the purchase agreement, subject to specified terms and conditions, the Company may, from time to time during the term of the purchase agreement, sell to Investor up to the lesser of (a) $5.5 million of shares of common stock, par value $0.01 per share, and (b) the maximum amount of securities the Company is permitted to issue under its existing shelf registration statement, which was declared effective by the SEC on July 21, 2020. In consideration for entering into the purchase agreement, the Company issued 53,334 shares of common stock to Investor as direct offering costs. The fair value of the shares on the grant date was $146,137. The $146,137 was capitalized and was subsequently reduced to $112,748 which was included in “Deferred offering cost” on the accompanying consolidated balance sheets. The Company sold 1,050,000 common shares for aggregate net proceeds of $1,223,251 to the Investor after reduction of $33,389 direct offering cost. The proceeds will be used for working capital and general corporate purposes.

On October 26, 2022, the Company adopted a resolution to amend the Company’s Memorandum and Articles of Association to increase the maximum number of shares that the Company is authorized to issue from 50,000,000 to 5,000,000,000.

On October 29, 2022, the Company entered into a Securities Purchase Agreement (the “Agreement 1”) with an investor. Pursuant to the Agreement 1, the Company agreed to sell to this investor 400,000 shares of common stock at a purchase price of $0.59 for a consideration of $236,000. The Company issued 400,000 shares to this purchaser on December 3, 2022 and received consideration on December 30, 2022.

On November 23, 2022, the Company entered into a Securities Purchase Agreement (the “Agreement 2”) with an investor. Pursuant to the Agreement 2, the Company agreed to sell to this investor 500,000 shares of common stock at a purchase price of $0.515 for a consideration of $257,500. The Company issued 500,000 shares to this purchaser on December 7, 2022 and received consideration on December 23, 2022.

Share-based compensation

On January 14, 2020, the 2019 Share Incentive Plan was approved by the Company’s shareholders at the Annual Meeting, the purpose of which is to provide an incentive for employees and consultant contributing to the Company. The Company has Stock Option Plan with 200,000 shares (given effect of the Reverse Stock Split) authorized for issuance under the Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

Pursuant to the service agreement dated July 21, 2020, the Company issued 75,000 shares (given effect of the Reverse Stock Split) to Tony Wayne Network Technology Co., Limited (“Tony Wayne”) on July 30, 2020 as compensation of a Hong Kong and China based consulting program. The fair value of the shares on the grant date was $1,005,000. The Company recognized the $1,005,000 in full as stock-based compensation to nonemployee during the year ended December 31, 2020.

Pursuant to the service agreement dated September 25, 2021, the Company issued 42,620 shares (given effect of the Reverse Stock Split) to Fortune Fintech Limited (“Fortune”) on December 28, 2021 as compensation of an investor relationship consulting program. The fair value of the shares on the grant date was $319,820.

Subject to 2019 Share Incentive Plan, pursuant to the restricted stock award agreement dated December 17, 2021, the board issued 53,130 shares (given effect of the Reverse Stock Split) to employees as 2020 awards on December 31, 2021. The fair value of the shares on the grant date was $475,514. Pursuant to the restricted stock award agreement dated December 24, 2021, the board issued 29,250 shares (given effect of the Reverse Stock Split) to former employees on December 31, 2021. The fair value of the shares on the grant date was $229,028.

The Company recognized the fair value of the shares $1,024,361 as stock-based compensation to employee and nonemployee during the year ended December 31, 2021. As of the date of this report, all the authorized shares under the 2019 Share Incentive Plan were issued.

On January 17, 2022, the 2021 Share Incentive Plan was approved by the Company’s shareholders at the Annual Meeting, the purpose of which is to provide an incentive for employees and consultant contributing to the Company. The Company has Stock Option Plan with 300,000 shares (given effect of the Reverse Stock Split) authorized for issuance under the Plan. The fair value of restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant. As of the date of this report, there were 300,000 shares (given effect of the Reverse Stock Split) available for issuance under the 2021 Share Incentive Plan.